Average Annual Total Returns - Class H - NASDAQ-100 2x Strategy Fund	Aug. 01, 2021
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	48.88%
5 Years	24.27%
10 Years	20.63%
Class H
Average Annual Return:
1 Year	88.18%
5 Years	41.56%
10 Years	35.66%
Class H | Return After Taxes on Distributions
Average Annual Return:
1 Year	81.72%
5 Years	38.37%
10 Years	33.47%
Class H | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	52.09%
5 Years	33.35%
10 Years	30.54%